Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Non-current assets
Property, plant and equipment		¥ 4,210,444	$ 594,267	¥ 3,756,542
Investment property		6,552	925	6,765
Prepaid operating leases				354,546
Intangible assets		954,144	134,669	418,637
Investment in associates and joint ventures		275,946	38,947	224,942
Deferred tax assets		422,960	59,697	361,207
Long-term bank deposits, current		50,000	7,057	70,000
Right-of-use assets		415,384	58,628
Capitalized contract cost		136,457	19,260	44,434
Non-current assets		6,471,887	913,450	5,237,073
Current assets
Inventories		2,824,137	398,602	2,517,864
Trade and other receivables		8,190,293	1,155,988	7,785,287
Prepaid operating leases				12,546
Other current assets	[1]	26,956	3,805	46,672
Cash and cash equivalents		5,753,268	812,024	5,559,890
Long-term bank deposits		70,000	9,880	70,000
Short-term bank deposits		286,543	40,443	356,926
Restricted cash		231,107	32,619	71,706
Current assets		17,382,304	2,453,361	16,420,891
Total assets		23,854,191	3,366,811	21,657,964
Equity
Issued capital		2,081,138	293,734	2,081,138
Statutory reserves		304,307	42,950	302,404
Capital reserves		30,704	4,334	30,704
Retained earnings		6,456,802	911,321	6,092,549
Other components of equity		(105,422)	(14,879)	(110,946)
Equity attributable to equity holders of the parent		8,767,529	1,237,460	8,395,849
Non-controlling interests		2,805,856	396,022	2,751,705
Total equity		11,573,385	1,633,482	11,147,554
Non-current liabilities
Loans and borrowings				15,078
Other liabilities				34
Lease liabilities		31,374	4,428
Contract liabilities		53,813	7,596	53,703
Deferred tax liabilities		153,486	21,663	136,728
Deferred grants		656,776	92,698	585,526
Other payables		176,302	24,883	160,091
Non-current liabilities		1,071,751	151,268	951,160
Current liabilities
Trade and other payables		8,468,091	1,195,198	7,031,043
Loans and borrowings		2,055,046	290,052	2,001,014
Other liabilities		999	141	14
Lease liabilities		28,633	4,041
Contract liabilities		382,809	54,030	286,786
Provision for taxation		55,446	7,826	73,480
Provision		218,031	30,773	166,913
Current liabilities		11,209,055	1,582,061	9,559,250
Total liabilities		12,280,806	1,733,329	10,510,410
Total equity and liabilities		¥ 23,854,191	$ 3,366,811	¥ 21,657,964

[1]	On September 19, 2018, Yuchai entered into a non-deliverable forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$73.0 million at the forward exchange rate (RMB/US$) of 6.8599 on September 13, 2019. The Group accounted for this NDF at fair value through profit or loss.